Segment Information Segment Information, Geographical Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Revenues from External Customers, Segment Income and Long-Lived Assets [Line Items]
Net sales	$ 2,485.1	$ 2,448.3	$ 2,324.9	$ 2,287.1	$ 2,353.8	$ 2,303.2	$ 2,282.9	$ 2,267.7	$ 9,545.4	$ 9,207.6	$ 5,399.6
Segment Reporting Information, Segment Income									988.9	718.3	531.7
Foreign Operations [Member]
Revenues from External Customers, Segment Income and Long-Lived Assets [Line Items]
Net sales									1,272.5	1,238.6	639.0
Segment Reporting Information, Segment Income									95.9	48.7	62.1
Long-Lived Assets	$ 444.6				$ 496.7				$ 444.6	$ 496.7	$ 513.1
Segment Reporting Information, Percentage of Net Sales to Unaffiliated Customers									13.30%	13.50%	11.80%
Segment Reporting Information, Percentage of Segment Income									9.70%	6.80%	11.70%
Segment Reporting Information, Percentage of Long-Lived Assets	8.00%				8.90%				8.00%	8.90%	9.30%